Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2019		Dec. 31, 2018		Sep. 12, 2018	Dec. 31, 2017		Dec. 31, 2016
Total notes payable	$ 3,233,087		$ 2,690,181			$ 909,889
Unamortized debt discount	(52,414)		(72,211)			(102,790)
Notes payable, net discount	3,180,673		2,617,970			807,099		$ 0
Less current portion	(3,180,673)		(2,617,970)			(254,511)
Long-term portion						552,588
Unsecured Notes One [Member]
Total notes payable	880,000		790,000			445,000
Unsecured Notes Two [Member]
Total notes payable	319,667	[1]	319,667	[2]		242,667	[2]
Unamortized debt discount	(52,414)		(72,211)
Unsecured Notes Three [Member]
Total notes payable	222,222	[3]	222,222	[4]		222,222	[4]
Unamortized debt discount	0		0
Secured Notes [Member]
Total notes payable	1,296,018	[5]	1,296,018	[6]			[6]
Unamortized debt discount	0		0
Notes payable, net discount					$ 1,296,018
Notes Payable to Merchant Bank [Member]
Total notes payable			37,308
Line of Credit [Member]
Total notes payable			24,966
Notes Payable to Merchant Bank One [Member]
Total notes payable	66,924
Notes Payable to Merchant Bank Two [Member]
Total notes payable	69,752
Notes Payable to Merchant Bank Three [Member]
Total notes payable	101,273
Notes Payable to Merchant Bank Four [Member]
Total notes payable	34,690
Notes Payable to Merchant Bank Five [Member]
Total notes payable	76,548
Notes Payable to Merchant Bank Six [Member]
Total notes payable	$ 165,993

[1]	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $119,875 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $119,875 is being amortized over the term of the notes payable. During the six months ended June 30, 2019 and 2018, $19,797 and $17,824, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $52,414 at June 30, 2019.
[2]	In connection with the issuance of these notes payable, during the year ended December 31, 2018, the Company also issued an aggregate of 5,850 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $28,875 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $28,875 is being amortized over the term of the notes payable. During the year ended December 31, 2017, the Company also issued an aggregate of 18,200 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $91,000 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $91,000 is being amortized over the term of the notes payable. During the years ended December 31, 2018 and 2017, $37,949 and $0, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $72,211 at December 31, 2018.
[3]	This note payable was issued with an original issuance discount of $22,222 which is being amortized over the term of the notes payable. During the six months ended June 30, 2019 and 2018, $0 and $21,506, respectively, was charged to interest expense as amortization of the discount, with an unamortized balance of $0 at June 30, 2019.
[4]	This note payable was issued with an original issuance discount of $22,222 which is being amortized over the term of the notes payable. During the years ended December 31, 2018 and 2017, $21,506 and $0, respectively, was charged to interest expense as amortization of the discount, with an unamortized balance of $0 at December 31, 2018.
[5]	On March 8, 2018, the Company issued a note payable for $6,000,000. The note accrues interest at LIBOR plus 100 basis points and is due five years from the date of issuance. The note payable is secured by the restricted cash balance. In addition, the Company issued to the note holder 150,000 shares of the Company's common stock and 1,500,000 warrants to purchase shares of the Company's common stock for $4.00 per shares. The warrants expire five years from the date of issuance. The Company also paid $178,228 of issuance costs associated with this note. The relative fair value of the 150,000 shares of common stock was $378,916 and the relative fair value of the 1,500,000 warrants was $3,726,506 and both were recorded as a discount on the note payable and as additional paid in capital. In addition, the issuance costs of $178,228 have also been recorded as a debt discount. The debt discount of $4,283,650 is being amortized over the term of the note payable. On September 12, 2018, the Company entered into a new note payable agreement with this investor whereby, the Company repaid $4,821,810 of the original $6,000,000 note payable and with the balance of $1,178,190 plus an original issue discount of $117,828 being rolled into the September 12, 2018 note payable for $1,296,018. The original issue discount of $117,828 is being amortized to interest expense over the term of the new note payable. As a result of the $6,000,000 note payable being repaid in September 2018, the Company amortized to interest expense the remaining debt discount associated with the note payable of $4,018,560. During the six months ended June 30, 2019 and 2018, $0 and $265,089, respectively, was charged to interest expense as amortization of the debt discounts associated with the notes payable to this investor, with an unamortized balance of $0 at June 30, 2019.
[6]	On March 8, 2018, the Company issued a note payable for $6,000,000. The note accrues interest at LIBOR plus 100 basis points and is due five years from the date of issuance. The note payable is secured by the restricted cash balance. In addition, the Company issued to the note holder 150,000 shares of the Company's common stock and 1,500,000 warrants to purchase shares of the Company's common stock for $4.00 per shares. The warrants expire five years from the date of issuance. The Company also paid $178,228 of issuance costs associated with this note. The relative fair value of the 150,000 shares of common stock was $378,916 and the relative fair value of the 1,500,000 warrants was $3,726,506 and both were recorded as a discount on the note payable and as additional paid in capital. In addition, the issuance costs of $178,228 have also been recorded as a debt discount. The debt discount of $4,283,650 is being amortized over the term of the note payable. On September 12, 2018, the Company entered into a new note payable agreement with this investor whereby, the Company repaid $4,821,810 of the original $6,000,000 note payable and with the balance of $1,178,190 plus an original issue discount of $117,828 being rolled into the September 12, 2018 note payable for $1,296,018. The original issue discount of $117,828 is being amortized to interest expense over the term of the new note payable. As a result of the $6,000,000 note payable being repaid in September 2018, the Company amortized to interest expense the remaining debt discount associated with the note payable of $4,018,560. During the years ended December 31, 2018 and 2017, $4,401,477 and $0, respectively, was charged to interest expense as amortization of the debt discounts associated with the notes payable to this investor, with an unamortized balance of $0 at December 31, 2018.